1. The Company	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company

Background

Xenetic Biosciences, Inc. (the “Company”), incorporated in the state of Nevada and based in Lexington, Massachusetts, is a clinical stage biopharmaceutical company that is focused on the discovery, development and planned commercialization of a new generation of human drug therapies for the treatment of a variety of conditions including anemia, endometrial cancer, refractory Acute Myeloid Leukemia, Cystic Fibrosis and certain other cancers based upon its proprietary and patented drug delivery platform systems and drug development collaborations with major third party pharmaceutical companies around the world.

We incorporate our patented and proprietary technologies into a number of drug candidates currently under development either in-house or with biotechnology and pharmaceutical collaborators in order to create what we believe will be the next-generation biologic drugs and therapeutics. While we primarily focus on researching and developing orphan oncology drugs, we also have significant interests in drugs being developed by our collaborators to treat, among others, hemophilia and anemia. Our four core proprietary technologies are:

PolyXen™	An enabling biological platform technology designed to extend the circulation in the human body for a variety of existing drug molecules and, thereby, to create potentially superior next generation drug candidates. PolyXen is based on the concept of polysialylation and utilizes polysialic acid, or PSA, which is a biopolymer, comprising a chain of sialic acids molecules. PSA is a natural constituent of the human body, though we obtain our PSA from a bacterial source.
Virexxa®	A small molecule therapeutic with the potential to confer sensitivity to cancer cells to hormone therapeutics that are otherwise insensitive to such treatments. Virexxa, sodium cridanimod, belongs to a class of low-molecular weight synthetic interferon inducers. In addition to its immunomodulatory properties, Virexxa has been shown to increase levels of progesterone receptor expression in tumor tissue of patients who are progesterone receptor deficient, and thus may restore sensitivity of non-responsive endometrial cancers to hormonal (e.g., progestin) therapy. Based on preclinical observations, Virexxa may also be therapeutically relevant in other hormone-resistant cancers, such as triple-negative breast cancer. Virexxa has been granted an Orphan Drug Designation by the FDA, for treatment of progesterone receptor negative endometrial cancer in conjunction with progesterone therapy.
OncoHist™	A novel therapeutic platform technology that utilizes the properties of modified human histone H1.3 for targeted cell necrosis or apoptosis programed cell death, which may enable OncoHist to treat a broad range of cancer indications. OncoHist, unlike many competing oncology therapies, is based on a molecule occurring naturally in the human body, in the cell nucleus, and is therefore expected to be less toxic and immunogenic than other oncology therapies.
ImuXen™	A novel liposomal co-entrapment encapsulation technology designed to maximize both cell and immune system mediated responses. The technology is based on the co-entrapment of the nominated antigen(s) in a liposomal vesicle. The technology when applied may create new vaccines and improve the use and efficacy of certain existing human vaccines.

These proprietary technologies may address unmet needs, improve the performance of existing drugs, and create new patentable drug candidates. All of our drug candidates are in the development stage and none has yet received regulatory approval for marketing in the U.S. by the FDA or by any applicable agencies in other countries.

Going Concern and Management’s Plan

While these condensed consolidated financial statements have been prepared on a going concern basis, if the Company does not successfully raise additional working capital, there can be no assurance that the Company will be able to continue its operations and these conditions raise substantial doubt about its ability to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

In March 2016, the Company engaged an investment banking firm to assist with a proposed sale of the Company’s securities. The Company is optimistic that it will be successful in obtaining financing; however there can be no assurance that it will be able to do so or, if it is able to, that is can do so under commercially reasonable terms. In the event the Company is unsuccessful in this proposed sale, the Company will plan to rely upon proceeds from the sale of up to an additional $6.5 million in securities to PJSC Pharmsynthez (“Pharmsynthez”) as provided for in the November 2015 Asset Purchase Agreement with Pharmsynthez and AS Kevelt (“Kevelt”).

Background

Xenetic Biosciences, Inc. (the “Company”), incorporated in the state of Nevada and based in Lexington, Massachusetts, is a clinical stage biopharmaceutical company that is focused on the discovery, development and planned commercialization of a new generation of human drug therapies for the treatment of a variety of conditions including anemia, refractory Acute Myeloid Leukemia, Cystic Fibrosis and certain other cancers based upon its proprietary and patented drug delivery platform systems and drug development collaborations with major third party pharmaceutical companies around the world.

The Company’s core technologies include PolyXen™ a platform for creating next generation biologic drugs by extending the efficacy, safety and half-life of existing biologic drugs, OncoHist™, for the development of novel oncology drug therapies focused on orphan indications in humans, and ImuXen™, for the development of vaccines that can simultaneously deliver multiple active pharmaceutical ingredients. The Company is also developing a broad pipeline of drug candidates for next generation biologics and novel oncology therapeutics in a number of orphan disease indications.

Going Concern and Management’s Plan

While these consolidated financial statements have been prepared on a going concern basis, if the Company does not successfully raise additional working capital, there can be no assurance that the Company will be able to continue its operations and these conditions raise substantial doubt about its ability to continue as a going concern.  The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

In March 2016, the Company engaged an investment banking firm to assist with a proposed sale of the Company’s securities. The Company is optimistic that it will be successful in obtaining financing, however there can be no assurance that it will be able to do so or, if it is able to, that is can do so under commercially reasonable terms. In the event the Company is unsuccessful in this proposed sale, the Company will plan to rely upon proceeds from the sale of up to $6.5 million in securities to OJSC Pharmsynthez (“Pharmsynthez”) as provided for in the AS Kevelt Asset Purchase Agreement.

AS Kevelt Asset Purchase Agreement

In November 2015, the Company entered into an Asset Purchase Agreement (the “APA”) with AS Kevelt, an Estonian company (“Kevelt”), and Pharmsynthez, parent of Kevelt (together referred to as the “Sellers”). Pursuant to the APA, Kevelt will transfer to the Company certain intellectual property rights held by the Sellers with respect to the immunomodulatory product candidate Virexxa® held by Kevelt and the Sellers will grant the Company the worldwide right to develop, market and license Virexxa® for certain uses, except for excluded uses in Russia, the Commonwealth of Independent States and certain other countries. In consideration, the Company will issue to Pharmsynthez 3,045,455 shares of its common stock. The APA also provides for the Company’s issuance of 10% Senior Secured Convertible Promissory Notes of up to $3.5 million to Pharmsynthez (the “APA Notes”) and certain warrants to purchase a number of shares equal to the issuable shares of the Company’s stock upon conversion of the APA Notes. There is also a provision in the APA for the contingent sale of up to $6.5 million of the Company’s common stock in the event of a qualifying capital raise. Also as part of the APA, Dr. Dmitry Genkin and Kirill Surkhov, shareholders and founders of Pharmsynthez, will assign a U.S. provisional patent application to the Company in exchange for 333,334 shares of the Company’s common stock. The Company issued 333,334 shares in November 2015 as a prepayment toward completing the APA transaction, recording $3.74 million as the proportional fair value of the total consideration to be recorded upon the completion of the APA transaction.

In connection with the APA, certain terms in the Securities Purchase Agreement (the “SPA”) with Pharmsynthez issued in July 2015 were modified. See Note 8, Hybrid Debt Instrument, for further discussion of the SPA. As of December 31, 2015, the APA was not yet consummated and is contingent upon the parties meeting their respective closing conditions as set forth in the APA. The APA transaction is expected to be completed during 2016.

2014 Business Combination

On January 23, 2014, the Company consummated a reverse merger (the “Acquisition”) pursuant to a written plan of reorganization, in which the Company merged with Xenetic Biosciences (UK) Limited (formerly Xenetic Biosciences plc) (“Xenetic UK”), a company incorporated in England and Wales under the Companies Act of 1985, such that Xenetic UK became a wholly owned subsidiary of the Company. Upon completion of the Acquisition, the Company acquired all issued and outstanding shares of capital stock of Xenetic UK. As a result 4,016,531 shares of the Company’s common stock were newly issued and, immediately following the Acquisition, there were 4,122,592 shares of common stock issued and outstanding. At that time, because former Xenetic UK shareholders owned approximately 97% of the combined company on a fully diluted basis and all members of the combined company’s executive management were from Xenetic UK, Xenetic UK was deemed to be the acquiring company for accounting purposes and the transaction was accounted for as a reverse acquisition in accordance with accounting principles generally accepted in the United States (“US GAAP”).

Prior to the Acquisition, the Company changed its name from General Sales and Leasing, Inc. to Xenetic Biosciences, Inc. As used in these consolidated financial statements, unless otherwise indicated, all references herein to “Xenetic”, the “Company”, “we” or “us” refer to Xenetic Biosciences, Inc. and its wholly owned subsidiaries.